Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment and Depreciation Expense
At December 31, property and equipment consisted of the following:

	2018	2017
Land	$27.6	$25.1
Buildings	567.2	557.7
Equipment	1,025.1	994.5
Construction in progress	181.1	177.1
	1,801	1,754.4
Less accumulated depreciation	(878.6)	(834.1)
Property and equipment, net	$922.4	$920.3
Depreciation expense related to property and equipment and rental expense for all leases was as follows:

	2018	2017	2016
Depreciation expense	$81.3	$79.8	$75.7
Rental expense	47.5	47.1	41.8

Rental Expense for All Leases	Depreciation expense related to property and equipment and rental expense for all leases was as follows:

	2018	2017	2016
Depreciation expense	$81.3	$79.8	$75.7
Rental expense	47.5	47.1	41.8

Future Minimum Rental Commitments	The future minimum rental commitments under non-cancelable operating leases are as follows:

	2019	2020	2021	2022	2023	After 2023
Lease commitments	$25.2	$20.1	$13.5	$10.0	$8.3	$18.5